Game operation cost	12 Months Ended
Dec. 31, 2022
Game operation cost
Game operation cost

9.   Game operation cost

Game operation cost consists of employee benefits expenses and technical support services. The following table summarizes game operation cost for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Employee benefits expenses	(35,282)	(13,985)	(1,276)
Technical support services	(8,754)	(4,960)	(16,114)
	(44,036)	(18,945)	(17,390)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and costs associated with hosting services.